Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment revenue:
Total revenue from continued operations	$ 709,630	$ 5,112,520
Total revenue from discontinued operations
Gross profit	466,686	3,459,492	$ 9,079,062
Packaged software products [Member]
Segment revenue:
Segment revenue	83,163
Technical support plans [Member]
Segment revenue:
Segment revenue	488,616	5,112,520
Software customization services [Member]
Segment revenue:
Segment revenue	$ 137,851